Note 6 - Deferred Charges, Net 1 (Details) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of Vessels Completed DD During Period		2
Number of Vessels Survey in Process		1
Amortization of Deferred Charges		$ 5,206	$ 0
Costamare Bulkers Holdings Limited Predecessor [Member]
Number of Vessels Completed DD During Period	4		4	8
Number of Vessels Survey in Process				1
Amortization of Deferred Charges	$ 2,337		$ 6,282	$ 4,438